SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Future Estimated Aggregate Amortization Expense (Details) $ in Millions	Dec. 31, 2021 USD ($)
Accounting Policies [Abstract]
2022	$ 54
2023	51
2024	48
2025	43
2026	$ 43